Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		12 Months Ended
	Dec. 31, 2021	Nov. 03, 2021	Jan. 07, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted cash, current	$ 30,100					$ 30,100	$ 9,600
Restricted cash, noncurrent	$ 1,200					$ 1,200	1,000
Number of return days policy on product sales						30 days
Income tax expense (benefit)				$ 37	$ 20	$ 209	64	$ 276
Share-based compensation arrangement by share-based payment award, award vesting period	4 years
Common Stock Dividend Rate	0.00%
Restricted Stock [Member]
Share-based compensation arrangement by share-based payment award, award vesting period		4 years
Earnout Triggering Event Two
Number of trading days for determining the share price		10 days
Earnout Triggering Event Three
Number of trading days for determining the share price		10 days
Earnout Shares
Common Stock, Capital Shares Reserved for Future Issuance		27,925,828
Earn out period		5 years
Earn out period end date		Nov. 04, 2026
C One Warrants
Number of warrants or rights outstanding.		59,908
Private Placement Warrants
Number of warrants or rights outstanding.		6,324,972
Number of class A Common stock into which each warrant or right may be converted		11.5
Domestic Tax Authority [Member]
Income tax expense (benefit)						$ 25,000
Effective income tax rate reconciliation, percent						25.00%
Standby Letters of Credit [Member]
Long-term line of credit	$ 25,600					$ 25,600	$ 5,300
Common Class A [Member] | Earnout Shares
Common Stock, Capital Shares Reserved for Future Issuance		30,000,000
Number of warrants or rights outstanding.		59,908
Common Class A [Member] | Earnout Shares | Earnout Triggering Event One
Number of trading days for determining the share price		10 days
Number of consecutive trading days for determining the share price		20 days
Share price		$ 12.5
Common Class A [Member] | Earnout Shares | Earnout Triggering Event Two
Number of consecutive trading days for determining the share price		20 days
Share price		$ 20
Common Class A [Member] | Earnout Shares | Earnout Triggering Event Three
Number of consecutive trading days for determining the share price		20 days
Share price		$ 30
Common Class A [Member] | Switchback Founder Earn Back Shares
Number of trading days for determining the share price			10 days
Number of consecutive trading days for determining the share price			20 days
Share price			$ 12.5
Number of shares subject to forfeiture			1,976,563
Common Class A [Member] | Switchback Founder Earn Back Shares | Common Stock Quoted Price Exceeds Twelve Point Five Dollars
Number of trading days for determining the share price			10 days
Number of consecutive trading days for determining the share price			20 days
Common Stock not subject to forfeiture			988,281
Common Class A [Member] | Switchback Founder Earn Back Shares | Common Stock Quoted Price Exceeds Fifteen Dollars
Number of trading days for determining the share price			10 days
Number of consecutive trading days for determining the share price			20 days
Common Stock not subject to forfeiture			988,281
Common Class A [Member] | C One Warrants
Number of class A Common stock into which each warrant or right may be converted		1
Exercise price per share or per unit of warrants or rights outstanding.		$ 13.36
Common Class A [Member] | Private Placement Warrants
Number of warrants or rights outstanding.		6,550,000
Number of class A Common stock into which each warrant or right may be converted		1
Exercise price per share or per unit of warrants or rights outstanding.		$ 11.5